STOCK BASED COMPENSATION - Time-Based Stock Awards (Details) - Time-Based Stock Awards	1 Months Ended
Sep. 30, 2025 shares
Schaible
FAIR VALUE MEASUREMENTS
One-time grant upon execution of agreement	700,000
Additional shares issuable	286,842
Ridenhour
FAIR VALUE MEASUREMENTS
One-time grant upon execution of agreement	700,000
Additional shares issuable	286,842